Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and Other Receivables
Schedule of trade and other receivables

€ millions	2022			2021
	Current	Non-Current	Total	Current	Non-Current	Total
Trade receivables, net	5,782	0	5,782	5,887	1	5,888
Other receivables	454	169	623	465	146	611
/ Total	6,236	169	6,405	6,352	147	6,499